Income Taxes (Details)			12 Months Ended
	Apr. 06, 2012	Mar. 16, 2007	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
PRC enterprise income tax description		the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%. The qualification of HNTE will be renewed after evaluation by relevant government authorities every three years.
Effective date	Jan. 01, 2011
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax percentage			16.50%
Other PRC [Member]
Income Taxes (Details) [Line Items]
Tax percentage			25.00%
HNTE [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%